Fees Summary	May 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,575,000
Previously Paid Amount	0
Total Fee Amount	2,150.91
Total Offset Amount	0
Net Fee	$ 2,150.91